1933 Act
                                                                 Rule 497(j)



                                            May 7, 1999


VIA EDGAR
---------




Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


         Re:      The Phoenix Edge Series Fund
                  File No. 33-5033


To the Commission Staff:

     On behalf of The Phoenix Edge Series Fund, in accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-1A pursuant to Rule 485(b) on April 30, 1999.


                                            Very truly yours,


                                            /s/ Thomas N. Steenburg
                                            Thomas N. Steenburg